Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions
Schedule of Related Party Costs and Expenses

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2024	2023	2024	2023
Statements of operations:
Time charter and bareboat revenues:
Time charter income from KNOT (1)	$7,495	$7,607	$14,311	$13,923
Operating expenses:
Vessel operating expenses (2)	5,266	4,960	8,614	7,753
Voyage expenses and commissions (3)	4	6	15	70
Technical and operational management fee from KNOT to Vessels (4)	3,035	2,864	6,502	5,407
Operating expenses from other related parties (5)	286	196	576	462
General and administrative expenses:
Administration fee from KNOT Management (6)	381	303	710	605
Administration fee from KOAS (6)	231	147	440	298
Administration fee from KOAS UK (6)	16	20	33	41
Administration and management fee from KNOT (7)	10	15	20	34
Total income (expenses)	$(1,734)	$(904)	$(2,599)	$(747)

(U.S. Dollars in thousands)	At June 30, 2024	At December 31, 2023
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (8)	$10	$135
Drydocking supervision fee from KOAS (8)	—	(77)
Equipment purchased from Knutsen Ballast Water AS (9)	70	577
Total	$80	$635
(1)	Time charter income from KNOT: Time charter contracts with Knutsen Shuttle Tankers Pool AS have been in operation in respect of the Bodil Knutsen until her delivery to Equinor in March 2024; the Hilda Knutsen since the third quarter of 2022; the Torill Knutsen since the first quarter of 2023; the Ingrid Knutsen since the second quarter of 2024. Commencing July 2024, the Dan Cisne operated on a time charter contract with Knutsen Shuttle Tankers Pool AS until the completion of her sale to KNOT on September 3, 2024.
(2)	Vessel operating expenses: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing and crew training services.
(3)	Voyage expenses and commissions: The Ingrid Knutsen and the Torill Knutsen have completed one spot voyage each where Knutsen Shuttle Tankers Pool AS has earned a 1.25% commission on the voyage revenues.
(4)	Technical and operational management fee, from KNOT Management or KNOT Management Denmark to Vessels: KNOT Management or KNOT Management Denmark provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational service. In addition, there is also a charge for 24-hour emergency response services provided by KNOT Management for all vessels managed by KNOT Management.
(5)	Operating expenses from other related parties: Simsea Real Operations AS, a company jointly owned by the Partnership’s Chairman of the Board, Trygve Seglem, and by other third-party shipping companies in Haugesund, provides simulation, operational training assessment and other certified maritime courses for seafarers. The cost is course fees for seafarers. Knutsen OAS Crewing AS, a subsidiary of TSSI, provides administrative services related to Eastern European crew on vessels operating on time charter contracts. The cost is a fixed fee per month per such crew member onboard a vessel. Level Power & Automation AS, a company that provides the Partnership’s vessels with equipment and inspection services, is owned by Level Group AS, where Trygve Seglem, his family and members of TSSI management have significant influence.
(6)	Administration fee from KNOT Management, Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include compensation and benefits of KNOT Management’s management and administrative staff on a time-spent basis as well as other general and administration expenses. Some services are also provided by KOAS and KOAS UK. Net costs are total administration cost plus a 5% margin. As such, the level of administration costs charged to the Partnership can vary from year to year based on the administration and financing services provided each year. KNOT Management also charges each subsidiary a fixed annual fee for the preparation of statutory financial statements.
(7)	Administration and management fee from KNOT Management and KNOT Management Denmark: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters is subject to a management and administration agreement with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(8)	Drydocking supervision fee from KNOT Management, KNOT Management Denmark and KOAS : KNOT Management, KNOT Management Denmark and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.
(9)	Equipment purchased from Knutsen Ballast Water AS: As part of the scheduled drydocking of the Carmen Knutsen that commenced in the fourth quarter of 2022 until the first quarter of 2023, a ballast water treatment system was installed on the vessel. As part of the scheduled drydocking of the Torill Knutsen in the fourth quarter of 2023, a ballast water treatment system was installed on the vessel. As of December 31, 2023 and June 30, 2024, parts of the system had been purchased from Knutsen Ballast Water AS, a subsidiary of TSSI, for $0.58 million and $0.07 million, respectively.

Schedule of amounts due from and due to related parties

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2024	2023
Balance Sheet:
Trading balances due from KOAS	$2	$—
Trading balances due from KNOT and affiliates	782	348
Amount due from related parties	$784	$348
Trading balances due to KOAS	$2,202	$1,696
Trading balances due to KNOT and affiliates	1,657	410
Amount due to related parties	$3,859	$2,106

Schedule of trade accounts payable to related parties

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2024	2023
Balance Sheet:
Trading balances due to KOAS	$899	$1,158
Trading balances due to KNOT and affiliates	1,355	2,045
Trade accounts payables to related parties	$2,254	$3,203

Schedule of trading balances from KNOT and affiliates are included in other current assets

	At June 30,	At December 31,
(U.S. Dollars in thousands)	2024	2023
Balance Sheet:
Trade receivables due from KNOT and affiliates (refer to Note 17 (b))	$143	$—
Other trading balances due from KOAS	603	376
Other current assets from related parties	$746	$376